Accured Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.         ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of February 29, 2012, the Company had accrued expenses and other liabilities of $590,259 which consisted primarily of $424,014 for accrued interest on loans, vendor installment agreements of $60,895, accrued payroll of $43,959, accrued professional fees of $17,500, a vendor prepayment of $38,000 and other miscellaneous accruals for $5,891.  As of May 31, 2011, the Company had accrued expenses and other liabilities of $517,618 which consisted primarily of $418,834 for accrued interest on term loans, vendor installment agreements of $60,895, accrued payroll of $20,311 and other accrued expenses of $17,578.

10.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

As of May 31, 2011, the Company had accrued expenses and other liabilities of $517,618 which consisted primarily of $418,834 for accrued interest on term loans, vendor installment agreements of $60,895, accrued payroll of $20,311 and other accrued expenses of $17,578.  As of May 31, 2010, the Company had accrued expenses and other liabilities of $276,533 which consisted primarily of $5,601 for accrued payroll, $15,750 for professional fees, $149,849 for vendor installment agreements, $104,636 for accrued interest on term loans and other of $697.